CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)															1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 24, 2022	May 03, 2022	Mar. 01, 2022	Jan. 06, 2022	Dec. 14, 2021	Nov. 08, 2021	Oct. 07, 2021	Aug. 31, 2021	Jul. 12, 2021	Jul. 12, 2021	Jul. 08, 2020	Jul. 08, 2020	Aug. 29, 2019	Dec. 31, 2012	Apr. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 14, 2013
Short-Term Debt [Line Items]
Principal amount																$ 38,750	$ 218,750	$ 345,000	$ 368,011
Net proceeds																	115,000	150,000	587,000
Debt instrument, convertible, terms of conversion feature		The lender, at its option after 180 days from the issuance of the note, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 45% discount from the lowest trading price during the 20 trading days prior to conversion. The Company may prepay the note during the 180 days from the issuance of the note at a redemption premium of 150%. After the expiration of 180 days after issuance, the Company has no right of prepayment	The lender, at its option after 180 days from the issuance of the note, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 45% discount from the lowest trading price during the 20 trading days prior to conversion. The Company may prepay the note during the 180 days from the issuance of the note at a redemption premium of 150%. After the expiration of 180 days after issuance, the Company has no right of prepayment	The lender, at its option after 180 days from the issuance of the note, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 45% discount from the lowest trading price during the 20 trading days prior to conversion. The Company may prepay the note during the 180 days from the issuance of the note at a redemption premium of 150%. After the expiration of 180 days after issuance, the Company has no right of prepayment	The lender, at its option after 180 days from the issuance of the note, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 45% discount from the lowest trading price during the 20 trading days prior to conversion. The Company may prepay the note during the 180 days from the issuance of the note at a redemption premium of 150%. After the expiration of 180 days after issuance, the Company has no right of prepayment
Accrued interest payable																	$ 13,125		34,505
Debt instrument accrued interest																		53,212	57,958
5 % Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount																				$ 29,500
Conversion price																				$ 1.50
Principal balance																$ 29,500		29,500
Maturity date																Mar. 14, 2015
5 % Convertible Promissory Note [Member] | 2 Employees [Member]
Short-Term Debt [Line Items]
Principal amount														$ 58,600
Conversion price														$ 2.00
Principal balance																$ 25,980		25,980
Maturity date														Dec. 31, 2014
Debt discount														$ 57,050
5 % Convertible Promissory Note One [Member] | 2 Employees [Member]
Short-Term Debt [Line Items]
Principal balance																32,620		32,620
Twelve Percentage Convertible Note [Member] | Institutional Investor [Member]
Short-Term Debt [Line Items]
Principal amount	$ 38,750
Maturity date	Aug. 24, 2023
Debt discount	$ 35,316
Net proceeds	35,000
Legal fees	$ 3,750
Debt instrument, convertible, terms of conversion feature	The lender, at its option after 180 days from the issuance of the note, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 45% discount from the lowest trading price during the 20 trading days prior to conversion. The Company may prepay the note during the 180 days from the issuance of the note at a redemption premium of 150%. After the expiration of 180 days after issuance, the Company has no right of prepayment.
Converted instrument, amount	$ 38,750
Accrued interest payable	$ 2,221															$ 45,963		45,422
Convertible Notes Payable [Member] | August 24, 2022 [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate	12.00%															1200.00%
Principal amount	$ 38,750
Maturity date	Aug. 24, 2023
Debt discount																		35,316
Net proceeds	$ 35,000
Legal fees																		3,750
Debt instrument, convertible, terms of conversion feature	The lender, at its option after 180 days from the issuance of the note, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 45% discount from the lowest trading price during the 20 trading days prior to conversion. The Company may prepay the note during the 180 days from the issuance of the note at a redemption premium of 150%. After the expiration of 180 days after issuance, the Company has no right of prepayment.
Fees and expenses																		12,482
Debt instrument remaining discount																		22,834
Converted instrument, amount																		38,750
Convertible Notes Payable [Member] | August 29 2019 [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate													10.00%
Principal amount													$ 25,000						395
Maturity date													Aug. 29, 2020
Debt discount													$ 25,000
Net proceeds													22,000
Legal fees													$ 1,500
Debt instrument, convertible, terms of conversion feature													The lender, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 50% discount from the lowest trading price during the 25 days prior to conversion. The Company had no right of prepayment.
Original issue discount													$ 1,500
Extinguishment of principal amount															$ 395
Accrued interest payable															2,320
Cash payment															$ 2,715
Convertible Notes Payable [Member] | July 8, 2020 [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate											10.00%	10.00%
Principal amount											$ 40,000	$ 40,000							40,000
Maturity date												Jul. 08, 2021
Debt discount																		40,000
Net proceeds	$ 35,000
Legal fees											$ 2,800
Debt instrument, convertible, terms of conversion feature											The lender, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 50% discount from the lowest trading price during the 25 days prior to conversion. The Company had no right of prepayment.
Original issue discount											$ 2,200	$ 2,200
Extinguishment of principal amount																		10,000
Extinguishment of principal amount																		6,034
Convertible Notes Payable [Member] | July 12 2021 [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate									12.00%	12.00%
Principal amount									$ 43,750	$ 43,750									43,750
Maturity date										Jul. 12, 2022
Debt discount																		22,101
Net proceeds										$ 40,000
Legal fees									$ 3,750
Debt instrument, convertible, terms of conversion feature									The lender, at its option after 180 days from the issuance of the note, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 45% discount from the lowest trading price during the 20 trading days prior to conversion. The Company may prepay the note during the 180 days from the issuance of the note at a redemption premium of 150%. After the expiration of 180 days after issuance, the Company has no right of prepayment.
Debt discount																		41,798
Principal balance																		43,750
Debt instrument accrued interest																		2,625
Convertible Notes Payable [Member] | August 31, 2021 [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate								12.00%
Principal amount								$ 43,750											43,750
Maturity date								Aug. 31, 2022
Debt discount																		27,668
Net proceeds								$ 40,000
Legal fees								$ 3,750
Debt instrument, convertible, terms of conversion feature								The lender, at its option after 180 days from the issuance of the note, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 45% discount from the lowest trading price during the 20 trading days prior to conversion. The Company may prepay the note during the 180 days from the issuance of the note at a redemption premium of 150%. After the expiration of 180 days after issuance, the Company has no right of prepayment.
Debt discount								$ 41,559
Principal balance																		43,750
Debt instrument accrued interest																		2,625
Convertible Notes Payable [Member] | October 7 2021 [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate							12.00%
Principal amount							$ 43,750												43,750
Maturity date							Oct. 07, 2022
Debt discount																		32,444
Net proceeds							$ 40,000
Legal fees							$ 3,750
Debt instrument, convertible, terms of conversion feature							The lender, at its option after 180 days from the issuance of the note, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 45% discount from the lowest trading price during the 20 trading days prior to conversion. The Company may prepay the note during the 180 days from the issuance of the note at a redemption premium of 150%. After the expiration of 180 days after issuance, the Company has no right of prepayment.
Debt discount							$ 42,293
Principal balance																		43,750
Debt instrument accrued interest																		2,625
Convertible Notes Payable [Member] | November 8 2021 [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate						12.00%
Principal amount						$ 43,750													43,750
Maturity date						Nov. 08, 2022
Debt discount																		36,007
Net proceeds						$ 40,000
Legal fees						$ 3,750
Debt instrument, convertible, terms of conversion feature						The lender, at its option after 180 days from the issuance of the note, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 45% discount from the lowest trading price during the 20 trading days prior to conversion. The Company may prepay the note during the 180 days from the issuance of the note at a redemption premium of 150%. After the expiration of 180 days after issuance, the Company has no right of prepayment.
Debt discount						$ 42,123
Principal balance																		43,750
Debt instrument accrued interest																		2,625
Convertible Notes Payable [Member] | December 14 2021 [Member]
Short-Term Debt [Line Items]
Principal amount																			43,750
Debt discount																		37,771
Debt discount																		39,616
Principal balance																		43,750
Debt instrument accrued interest																		2,625
Convertible Notes Payable [Member] | January 6 2022 [Member]
Short-Term Debt [Line Items]
Debt discount																		35,771
Net proceeds				$ 35,000
Legal fees				$ 3,750
Debt discount																		35,771
Principal balance																		38,750
Debt instrument accrued interest																		2,050
Convertible Notes Payable [Member] | March 1 2022 [Member]
Short-Term Debt [Line Items]
Debt discount																		39,514
Net proceeds			$ 40,000
Legal fees			$ 3,750
Debt discount																		39,514
Principal balance																		43,750
Debt instrument accrued interest																		2,625
Convertible Notes Payable [Member] | May 3 2022 [Member]
Short-Term Debt [Line Items]
Debt discount																		39,411
Net proceeds		$ 40,000
Legal fees		$ 3,750
Debt discount																		39,411
Principal balance																		43,750
Debt instrument accrued interest																		2,625
Convertible Notes Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate														5.00%
Principal amount														$ 58,600
Conversion price														$ 2.00
Principal balance																		25,980	25,980
Debt discount														$ 57,050
Convertible Notes Payable [Member] | Related Party [Member] | Note One [Member]
Short-Term Debt [Line Items]
Principal balance																		$ 32,620	32,620
Maturity date																		Dec. 31, 2014
Convertible Notes Payable 2 [Member] | December 14 2021 [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate					12.00%
Convertible Notes Payable 2 [Member] | January 6 2022 [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate				12.00%
Convertible Notes Payable 2 [Member] | March 1 2022 [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate			12.00%
Convertible Notes Payable 2 [Member] | May 3 2022 [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate		12.00%
Convertible Notes Payable 2 [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate														5.00%
December 14 2021 [Member] | August 24, 2022 [Member]
Short-Term Debt [Line Items]
Principal amount					$ 43,750
January 6 2022 [Member] | August 24, 2022 [Member]
Short-Term Debt [Line Items]
Principal amount				$ 38,750
March 1 2022 [Member] | August 24, 2022 [Member]
Short-Term Debt [Line Items]
Principal amount			$ 43,750
May 3 2022 [Member] | August 24, 2022 [Member]
Short-Term Debt [Line Items]
Principal amount		$ 43,750
Accounts Payable [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate																				5.00%
Principal amount																				$ 29,500
Conversion price																				$ 1.50
Principal balance																		$ 29,500	$ 29,500
Maturity date																		Mar. 14, 2015
Accounts Payable [Member] | Convertible Notes Payable 1 [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate																				5.00%